First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.5%
	Alabama – 3.4%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$263,799
2,045,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	2,349,869
775,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE, Ser A	5.00%	09/01/32	980,127
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	592,560
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,369,511
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,108,439
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref, Subser B	5.00%	01/01/43	2,819,527
370,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/26	434,809
7,070,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	8,372,153
1,530,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,676,161
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	523,145
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	387,990
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	474,448
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	1,123,945
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	513,374
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,058,972
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	789,228
1,500,000	Lower AL Gas Dist Gas Proj Rev Gas Proj, Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,739,055
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,954,175
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	619,344
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	606,145
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	1,307,646
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,840,377
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,874,367
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,618,479
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	2,039,263
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	2,114,583
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	121,590
6,300,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	7,004,340
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,140,526
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	127,326
1,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/30	1,228,690
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,977,500
8,890,000	Wilsonville AL Indl Dev Brd Sol Wst Disp Rev Var AL Plt Gaston Plt (a)	0.05%	12/01/30	8,890,000
				65,041,463
	Alaska – 0.1%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	2,031,942

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona – 2.8%
$1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	$1,484,379
1,000,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (b)	5.00%	07/01/49	1,137,360
625,000	AZ St Indl Dev Auth Edu Rev Cadence Campus Proj, Ser A (b)	4.00%	07/15/30	681,581
925,000	AZ St Indl Dev Auth Edu Rev Cadence Campus Proj, Ser A (b)	4.00%	07/15/40	976,226
175,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (b)	5.00%	07/15/39	199,465
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	428,798
290,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	4.00%	07/01/21	292,770
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.00%	07/01/26	1,170,976
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (b)	5.00%	07/01/37	1,177,764
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (b)	4.00%	07/15/30	553,860
415,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	530,088
1,005,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,272,702
465,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	581,055
595,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bond Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	711,400
750,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bond Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	893,872
3,350,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bond Equitable Sch Revolving Fund, Ser A	4.00%	11/01/45	3,921,074
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	08/01/27	1,275,220
1,985,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	11/01/27	2,547,688
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/28	1,295,560
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	08/01/28	1,303,340
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,723,920
1,300,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/31	1,721,863
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,779,286
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	238,498
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/30	971,183
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/31	506,688
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/32	521,546
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/33	807,471
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/34	1,131,085
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/35	1,173,071
750,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Greathearts AZ Projs, Ser A	5.00%	07/01/37	910,245
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	536,170
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj	4.00%	07/01/34	576,655
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (b)	5.00%	07/01/39	1,277,584

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (b)	5.00%	07/01/49	$1,138,950
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	536,345
1,475,000	Maricopa Cnty AZ Spl Healthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,855,388
425,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (b)	4.00%	07/01/26	450,679
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.00%	07/01/35	4,037,752
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	349,896
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	347,943
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	346,731
350,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	403,109
700,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	787,332
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	227,884
265,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (b)	4.00%	06/15/22	268,482
300,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (b)	4.60%	06/15/25	314,799
1,230,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Ref, Ser A	5.00%	12/01/31	1,306,260
1,435,000	Yavapai Cnty AZ Jail Dist Rev, BAM	5.00%	07/01/31	1,834,045
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,211,228
				54,727,266
	Arkansas – 0.0%
610,000	AR Dev Fin Auth Healthcare Rev Baptist Hlth	4.00%	12/01/44	694,772
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	409,846
				1,104,618
	California – 8.0%
790,000	Anaheim CA Pub Fin Auth Lease Rev Pub Imps Proj, Ser A	5.00%	09/01/28	983,447
1,000,000	Bakersfield CA Wstwtr Rev Ref, Ser A	5.00%	09/15/30	1,205,080
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/32	611,082
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,151,630
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/32	530,661
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/33	551,472
1,950,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/49	2,188,446
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (b)	5.00%	07/01/39	1,696,040
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (b)	4.00%	07/01/26	508,153
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (b)	5.00%	07/01/32	925,008
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	739,547
1,000,000	CA St	5.00%	11/01/31	1,325,020
750,000	CA St	5.00%	08/01/32	957,847
1,250,000	CA St	4.00%	11/01/35	1,574,775
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	257,603

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,865,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/49	$2,082,795
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	509,266
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	496,156
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	766,260
3,000,000	CA St Infrastructure & Econ Dev Bank Lease Rev Green Bond	5.00%	08/01/44	3,798,870
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	480,693
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (b)	4.00%	07/01/26	738,213
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,690,770
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,999,200
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	238,970
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	597,170
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,412,525
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	676,278
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,123,100
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,120,800
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,373,928
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	4,018,808
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	804,086
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	828,594
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	227,574
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,130,500
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (b)	6.75%	12/01/28	1,534,545
2,750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (b)	7.50%	12/01/40	2,828,100
4,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (b)	5.00%	07/01/37	5,339,050
775,000	CA St Ref	5.00%	04/01/29	1,046,079
2,000,000	CA St Ref Various Purpose	5.00%	04/01/36	2,284,420
500,000	CA St Ref, Ser C	5.00%	09/01/32	602,730
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (b)	5.00%	06/01/40	2,218,040
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (b)	5.00%	06/01/37	584,520
700,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (b)	5.25%	07/01/39	783,720
2,315,000	CA St Stwd Cmntys Dev Auth Transprtn Rev Total Road Impt Program, Ser B, AGM, COPS	5.00%	12/01/41	2,879,860
1,595,000	CA St Univ Rev Systemwide, Ser A	5.00%	11/01/21	1,654,095
745,000	CA St Various Purpose	5.00%	10/01/27	920,649
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	1,179,970
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	545,058
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	3.00%	11/01/22	254,080
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	586,295
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	119,516
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	232,284

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	$310,583
200,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	274,274
230,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	312,082
150,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	186,477
250,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	305,645
300,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/27	352,599
500,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/28	595,210
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	458,833
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	403,530
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	335,450
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,529,490
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	143,391
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	174,347
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	286,705
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	306,298
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	323,826
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	605,823
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	579,345
380,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Backed Ref, Ser A	3.25%	06/01/34	412,813
6,000,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/34	7,438,440
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,626,900
3,000,000	Hayward CA Unif Sch Dist, Ser A, BAM	4.00%	08/01/40	3,547,290
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	230,162
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	477,595
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	161,905
2,885,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	3,267,955
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	223,024
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	956,810
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	1,155,415
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	1,040,878
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	51,208
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	484,808
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	115,632
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,481,609
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	374,514
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	209,654
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	178,254
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	171,200

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	$194,032
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,960,994
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,655,798
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,899,644
2,165,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/30	2,697,806
1,315,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	1,425,223
1,000,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/37	1,174,510
1,040,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/38	1,218,495
2,420,000	Oxnard CA Sch Dist Election of 2016, Ser C, AGM	4.00%	08/01/49	2,816,275
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	130,578
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Dt #2018-1 Grantline 208 Cmnty Fac	4.00%	09/01/50	217,472
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	568,810
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	553,945
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	599,973
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	594,470
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	5.00%	09/15/34	1,127,917
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/35	751,119
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/36	1,293,516
110,000	Roseville CA Spl Tax	5.00%	09/01/30	130,739
100,000	Roseville CA Spl Tax	5.00%	09/01/31	118,073
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	611,610
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	785,849
750,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	911,407
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,037,846
1,250,000	San Diego Cnty CA Regl Transprtn Commn, Ser A	5.00%	04/01/35	1,532,500
4,975,000	San Francisco CA Bay Area Rapid Transit Dist Ref Election 2004, Ser D	4.00%	08/01/34	5,714,235
1,365,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	1,627,954
1,330,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/37	1,582,367
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,058,720
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	210,846
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	164,085
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	377,699
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	275,091
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	335,643
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	577,616
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	334,625
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	179,924
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	438,034

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,715,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/42	$2,017,869
340,000	South San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	420,641
400,000	South San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	491,544
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	185,461
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	294,925
1,000,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/43	1,141,930
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	113,823
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	413,929
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.50%	06/01/45	502,620
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/35	1,337,260
1,600,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/36	2,128,608
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	1,323,290
650,000	Tulare CA Loc Healthcare Dist Ref, BAM	4.00%	08/01/35	791,401
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	362,199
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	716,454
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	595,620
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,239,630
				153,965,996
	Colorado – 8.6%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,150,830
500,000	Base Vlg Met Dist #2 CO Ref, Ser A	5.50%	12/01/36	521,945
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,695,135
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,026,020
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	302,238
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,503,041
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,400,823
1,000,000	Broadway Station Met Dist No 3 CO Sr Cib Lmtd Tax Convertible to Unlimited Tax, Ser A	5.00%	12/01/49	1,070,010
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	550,436
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	312,235
400,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/49	436,248
5,480,000	CO St Building Excellent Schs Today, Ser N, COPS	5.00%	03/15/37	6,891,155
700,000	CO St Building Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	920,731
3,615,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	4,360,630
4,890,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	5,883,452
2,500,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/44	2,956,075
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (b)	5.00%	07/01/36	2,079,571
545,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	4.00%	12/15/25	580,420
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	751,377
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/35	2,517,498

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	$4,404,880
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,169,481
1,750,000	CO St Hlth Facs Auth Hosp Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	2,001,597
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	317,730
3,000,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	3,491,370
10,000,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B	4.00%	01/01/40	12,036,800
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	333,648
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	397,520
2,590,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/31	3,450,502
2,950,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,904,767
3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	4,817,473
1,965,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/34	2,583,228
1,800,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/44	2,267,244
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	550,644
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	571,526
325,000	CO St Ref, COPS	4.00%	06/15/37	396,640
1,000,000	CO St Ref, COPS	4.00%	06/15/38	1,216,900
3,315,000	CO St, Ser A, COPS	4.00%	12/15/35	4,139,043
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	579,482
1,200,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,395,756
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	223,331
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	401,372
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	615,765
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	404,963
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	611,225
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	6,231,750
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,957,520
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,205,490
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,190,790
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	730,164
1,790,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	1,938,069
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	647,824
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	736,434
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	503,505
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	275,650
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	244,456
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	970,533
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,933,725
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,079,920
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	1,057,810
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	916,459
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	1,064,570
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	112,577
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	206,752
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,492,014
3,000,000	Painted Prairie Pub Impt Auth CO	5.00%	12/01/39	3,263,640
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,868,385

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	$177,063
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	175,140
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	180,505
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,293,860
1,000,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	1,237,460
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,794,655
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,273,407
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	535,823
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	35,042
500,000	Parker Homestead Met Dist CO Ref (c)	5.63%	12/01/44	536,190
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	993,683
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,277,276
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	4.13%	12/15/27	1,051,780
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	742,182
5,000,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	6,094,500
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	1,034,880
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (c)	5.13%	12/01/37	587,075
748,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	777,733
2,015,000	South Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,345,782
2,065,000	Stc Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	2,180,888
5,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	5,354,600
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/49	1,062,230
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	210,418
1,205,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,277,601
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,199,402
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,516,074
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	533,700
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	642,540
1,000,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	1,064,960
				165,007,243
	Connecticut – 3.6%
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,458,013
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,189,820
225,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/28	289,987
6,160,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	6,955,071
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,226,030
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,629,845
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	221,028
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,233,232
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	642,605
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,281,730
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,181,150
1,120,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser A-1	3.65%	11/15/32	1,235,259
3,000,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser B-1	3.55%	11/15/33	3,316,890
1,550,000	CT St Spl Tax Oblig Rev Spl Tax Oblig Bonds	5.00%	05/01/40	2,009,544

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$2,345,000	CT St Spl Tax Oblig Rev Transprtn Infrastructure, Ser A	5.00%	08/01/34	$2,766,772
1,445,000	CT St, Ser A	5.00%	04/15/29	1,812,781
500,000	CT St, Ser A	4.00%	01/15/36	609,460
5,000,000	CT St, Ser A	4.00%	01/15/37	6,058,950
2,825,000	CT St, Ser A	4.00%	04/15/37	3,381,016
790,000	CT St, Ser B	5.00%	03/01/26	866,875
2,295,000	CT St, Ser D, BAM	4.00%	08/15/31	2,687,629
905,000	CT St, Ser E	5.00%	10/15/33	1,109,530
560,000	CT St, Ser E	4.00%	10/15/35	645,854
700,000	CT St, Ser F	5.00%	11/15/34	836,997
500,000	Hamden CT, BAM	6.00%	08/15/33	661,270
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	563,065
500,000	Univ of Connecticut CT, Ser A	5.00%	03/15/28	607,770
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,451,389
4,635,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,733,680
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,609,200
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,887,461
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,908,075
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,816,213
				68,884,191
	Delaware – 0.7%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	388,693
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/36	5,685,136
3,305,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	4.00%	10/01/49	3,894,348
2,467,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	2,647,560
				12,615,737
	District of Columbia – 0.1%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,245,250
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,120,047
				2,365,297
	Florida – 8.1%
500,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	512,325
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	1,046,190
75,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	78,227
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area 1	4.00%	05/01/51	1,280,612
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	319,428
270,000	Brookstone CDD FL Spl Assmnt Rev CDD (d)	3.88%	11/01/23	276,021
2,305,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/31	2,992,927
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	638,450
1,350,000	Broward Cnty FL Port Facs Rev Ref Subordinate Bond, Ser D, AMT	5.00%	09/01/27	1,680,696
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	260,018
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	2,207,340
400,000	Escambia Cnty FL Sol Wst Disp Var Gulf Pwr Co Proj, 2nd Ser (a)	0.05%	04/01/39	400,000
4,000,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond-Brightline Passenger Rail Remk, Ser B, AMT (b)	7.38%	01/01/49	3,906,360
1,805,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/28	2,354,893

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,090,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/31	$2,834,040
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/29	179,589
350,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/45	381,777
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/55	810,360
725,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/37	876,104
825,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/38	994,257
1,615,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/39	1,942,054
3,370,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/31	4,133,406
1,900,000	Fort Myers FL Utility Rev Ref Rev, Ser A	4.00%	10/01/44	2,239,910
6,850,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority, Subser A, AMT	5.00%	10/01/42	8,313,023
1,000,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,084,610
350,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	361,319
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	424,699
495,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/25	594,911
545,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/27	690,559
1,150,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/28	1,490,469
2,970,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	4.00%	10/01/35	3,539,082
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	136,656
1,000,000	Jacksonville FL Healthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,221,170
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,558,030
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,238,780
760,000	Jacksonville FL Spl Rev Ref, Ser A	5.00%	10/01/25	921,211
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,471,581
750,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	917,250
480,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/37	579,043
500,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/38	601,460
500,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/39	600,075
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,407,538
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	4.50%	05/01/26	183,148
985,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,034,949
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,151,600
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,711,650
3,155,000	Martin Cnty FL Hlth Facs Auth Ref Cleveland Clinic Hlth Sys Oblig Grp Hosp Revs, Ser A	4.00%	01/01/46	3,686,491
1,340,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,406,142
400,000	Miami FL Spl Oblg Prerefunded Ref (b)	5.00%	03/01/30	439,580
100,000	Miami FL Spl Oblg Unrefunded Ref (b)	5.00%	03/01/30	109,390
285,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	292,592
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	301,400
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,233,160
1,015,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	1,093,581
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	3,491,190

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	$2,300,940
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	499,584
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	637,301
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,383,103
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,323,454
2,500,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,998,800
2,130,000	Miami-Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,521,068
6,000,000	Miami-Dade Cnty FL Wtr & Swr Rev, Ser B	4.00%	10/01/44	7,209,900
2,430,000	Miami-Dade Cnty FL, Ser A	5.00%	07/01/43	3,125,952
440,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	448,518
800,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	849,304
225,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	242,267
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	404,842
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	761,777
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	381,111
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	7,188,900
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,383,660
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	916,121
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,096,660
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth South FL Oblig Grp	5.00%	08/15/23	893,408
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	271,300
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	924,894
1,645,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/36	2,193,854
6,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b)	5.88%	01/01/33	6,968,585
165,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	169,059
830,000	Rhodine Road North CDD FL Spl Assmnt	4.50%	05/01/40	909,340
545,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	555,121
1,000,000	Saint Johns Cnty FL Indl Dev Auth Rev Ref Presbyterian Retmnt Cmntys, Ser A	4.00%	08/01/55	1,083,060
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (b)	4.13%	06/15/39	367,642
1,750,000	Sarasota National FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,894,760
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	2,502,675
405,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	4.00%	11/01/24	417,138
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	3,277,802
1,400,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,467,536
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	581,520
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,741,590
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	156,704
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	158,180
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	262,214
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	326,103
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	325,018
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	388,914
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	475,116

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	$355,428
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	293,866
5,035,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	6,219,735
175,000	Timber Creek CDD FL Spl Assmnt Rev (d)	4.13%	11/01/24	180,191
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	111,028
150,000	Villamar CDD FL Spl Assmnt (c)	3.75%	05/01/24	153,285
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	78,364
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	582,340
835,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.10%	05/01/37	899,103
410,000	WildBlue CDD FL Spl Assmnt (b)	3.50%	06/15/24	421,431
				155,910,889
	Georgia – 3.6%
1,040,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/32	1,408,004
1,090,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/33	1,467,750
1,145,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/34	1,536,338
9,040,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	10,578,427
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	798,194
3,100,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser A	5.00%	11/01/41	3,900,265
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	5,269,880
625,000	De Kalb GA Priv Hosp Auth Children’s Healthcare of Atlanta, Ser B	4.00%	07/01/37	756,088
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	322,015
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	591,860
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	413,389
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	470,948
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Healthcare of Atlanta, Ser C	5.00%	07/01/35	1,311,040
3,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	4,107,879
1,050,000	GA St Grp 1, Ser A	5.00%	08/01/27	1,362,753
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	964,650
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,141,826
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,747,326
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,882,900
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	48,740
1,000,000	Glynn-Brunswick GA Memorial Hosp Auth Anticipation Ctfs South East GA Hlth Sys Proj	5.00%	08/01/47	1,176,820
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs Southeast GA Hlth Sys Proj	4.00%	08/01/37	1,150,263
1,750,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/32	2,065,140
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	198,370
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,251,080
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	3,384,047
2,160,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/25	2,592,907
1,170,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	1,445,207
3,785,000	Muni Elec Auth of Georgia Plant Vogtle Unis 3&4 Proj M Bonds, Ser A, AGM	4.00%	01/01/44	4,366,830
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	592,211

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	$1,304,885
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	548,220
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,677,944
				68,834,196
	Guam – 0.2%
400,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	410,676
2,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	2,484,320
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	367,689
				3,262,685
	Hawaii – 0.6%
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,779,639
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,778,790
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser A	4.00%	07/01/42	2,347,660
				10,906,089
	Idaho – 0.1%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,131,670
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	532,220
				1,663,890
	Illinois – 2.6%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,382,727
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,259,190
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,255,050
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(e)	12/01/22	127,846
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	611,750
1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	1,980,806
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	644,669
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	361,315
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	744,264
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	459,404
450,000	Chicago IL Ref 2003B	5.25%	01/01/29	512,253
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	204,284
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,251,258
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	610,280
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	155,145
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	573,045
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	758,578
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	304,655
285,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/22	280,471
145,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/24	136,835
125,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/25	115,046
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,480,776
1,530,000	Cook Cnty IL Sch Dist #69 Skokie Ref	4.00%	12/01/33	1,824,142
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,858,784
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	564,206
235,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	243,756
305,000	IL St	5.00%	05/01/23	332,929

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$240,000	IL St	5.00%	05/01/24	$270,269
125,000	IL St	5.00%	06/01/27	147,275
325,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	399,571
600,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	735,690
970,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,183,351
300,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	364,773
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,125,790
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	636,025
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	77,848
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Oblig Grp	5.00%	12/01/33	989,377
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	39,823
1,010,000	IL St Fin Auth Rev Sthrn IL Healthcare, Ser A	5.00%	03/01/47	1,191,931
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	555,705
95,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	105,190
465,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	513,430
320,000	IL St Ref	4.00%	08/01/25	333,254
115,000	IL St Ref, Ser B	5.00%	10/01/24	131,016
510,000	IL St, Ser A	4.00%	01/01/25	523,500
1,500,000	IL St, Ser A	5.00%	12/01/26	1,796,535
4,700,000	IL St, Ser C	5.00%	11/01/29	5,576,926
1,250,000	IL St, Ser D	5.00%	11/01/23	1,370,050
1,005,000	IL St, Ser D	5.00%	11/01/24	1,132,545
325,000	IL St, Ser D	5.00%	11/01/26	383,477
1,500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	1,522,770
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	4,531,900
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,237,790
145,000	Railsplitter IL Tobacco Settlement Auth	5.00%	06/01/26	177,447
190,000	Railsplitter IL Tobacco Settlement Auth	5.00%	06/01/27	231,122
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	801,374
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	124,037
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	142,734
				50,385,989
	Indiana – 1.4%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,429,554
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,313,965
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,755,628
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,024,220
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	258,962
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	1,076,308
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,534,980
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	113,090
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	894,024

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.88%	07/01/38	$1,117,870
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	491,004
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	59,086
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	595,675
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	333,154
6,000,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	7,112,880
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	664,108
450,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/31	538,641
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	477,244
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	594,045
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,740,392
600,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/31	717,660
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	390,984
700,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/35	824,831
				26,058,305
	Iowa – 0.6%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,270,450
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	912,154
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,577,064
5,000,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	6,132,350
				10,892,018
	Kansas – 1.0%
1,625,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,640,454
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,406,608
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,509,762
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,782,037
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	595,850
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	741,281
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	679,121
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	588,840
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	616,507
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	702,690
1,045,000	Lenexa KS Healthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,159,354
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	3,223,164
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	188,174
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	545,832
				19,379,674
	Kentucky – 2.6%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,677,496
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,175,280
3,755,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/38	4,909,024
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/49	4,468,345
145,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/28	179,664
275,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/36	330,957
3,000,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/41	3,552,960
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(e)	10/01/25	150,726

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	$727,369
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	927,772
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	1,133,768
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	320,733
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	6,074,338
12,025,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	14,455,012
1,580,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,806,556
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Healthcare Inc, Ser A	5.00%	10/01/38	1,271,310
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Healthcare Inc, Ser A	4.00%	10/01/40	584,735
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/30	4,025,769
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/31	665,792
130,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	137,422
				49,575,028
	Louisiana – 1.8%
1,260,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/35	1,545,314
1,520,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/36	1,855,175
2,530,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/38	3,061,275
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,212,120
2,000,000	LA Pub Facs Auth Rev Var Ref Ochsner Clinic Fdtn Proj, Ser B (Mandatory put 05/15/25)	5.00%	05/15/50	2,385,340
3,880,000	LA St	4.00%	05/01/33	4,416,798
3,000,000	LA St	4.00%	05/01/35	3,404,250
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	310,370
1,135,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev City of Gretna Pub Impt Bonds	4.00%	02/01/38	1,368,197
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	2,052,818
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	411,943
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	924,075
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	917,235
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	241,844
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,327,481
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,530,830
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,217,444
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	792,181
700,000	Shreveport LA Wtr & Swr Rev, Ser A, AGM	4.00%	12/01/41	810,075
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,906,410
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,428,080
				34,119,255
	Maryland – 1.3%
2,375,000	Anne Arundel Cnty MD Consldtd Wtr & Swr Bond	5.00%	10/01/26	3,003,971

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	$638,761
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	733,031
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	688,458
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	782,496
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	738,751
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	792,064
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,300,544
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,091,140
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.75%	06/01/24	101,949
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.80%	06/01/25	128,131
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.85%	06/01/26	139,320
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,099,850
325,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/25	369,155
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	649,539
500,000	MD St Econ Dev Corp Student Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	553,270
1,650,000	MD St Econ Dev Corp Student Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	1,937,413
650,000	MD St Econ Dev Corp Student Hsg Rev Morgan St Univ Proj	5.00%	07/01/56	778,310
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	615,978
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,908,021
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Healthcare Oblig Grp, Ser A	5.50%	01/01/26	605,705
555,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Healthcare	4.00%	01/01/27	638,566
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	976,560
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,211,720
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	290,555
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	260,478
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	850,973
790,000	MD St Ref, Ser B	5.00%	08/01/24	923,668
				24,808,377
	Massachusetts – 0.6%
925,000	Ludlow MA	4.00%	02/01/32	1,094,340
960,000	Ludlow MA	4.00%	02/01/33	1,131,158
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,688,360
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	281,998
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	733,572
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,550,000
2,500,000	MA St Sch Bldg Auth Sales Tax Rev Ref Sr, Ser A	5.00%	08/15/30	2,687,975
				11,167,403
	Michigan – 3.1%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	273,922
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	570,490
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	303,433

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	$180,351
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	183,794
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	118,210
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	176,853
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	675,307
1,000,000	Grand Rapids MI Santn Swr Sys Rev Ref	4.00%	01/01/50	1,181,760
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Healthcare Oblig Grp, Ser A	5.00%	07/01/44	895,399
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,393,447
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	577,421
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,228,000
1,225,000	MI St Bldg Auth Rev Ref, Ser I	5.00%	10/15/30	1,517,567
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	940,107
4,465,000	MI St Fin Auth Rev Che Trinity Hlth Credit Grp Ref, Ser 2013-5	4.00%	12/01/40	5,336,881
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	388,661
1,200,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/23	1,332,552
2,895,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/24	3,338,080
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,819,357
750,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/32	857,062
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,605,862
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,910,044
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	9,383,788
2,500,000	MI St Fin Auth Rev Ref Hosp Trinity Hlth Credit Grp, Ser A-MI	5.00%	12/01/47	2,721,550
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,180,510
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	512,315
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	129,651
145,000	MI St Fin Auth Rev Ref Trinity Hlth Corp, Ser 2016MI	5.00%	12/01/33	176,725
2,000,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/21	2,039,940
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit, Ser F7	5.00%	11/15/47	687,526
1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp, Ser F-4	5.00%	11/15/47	1,280,490
1,000,000	MI St Univ Rev Brd of Trustees, Ser B	5.00%	02/15/34	1,285,070
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	850,590
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,430,745
1,350,000	Walled Lake MI Consol Sch Dist	5.00%	05/01/38	1,798,524
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,375,428
				59,657,412
	Minnesota – 0.3%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	458,556
580,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	684,852
500,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	586,085
3,420,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,991,893
500,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	514,390

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$400,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	$412,112
				6,647,888
	Mississippi – 0.3%
2,000,000	MS St, Ser A	5.00%	11/01/33	2,484,260
985,000	MS St, Ser B	5.00%	12/01/32	1,227,606
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	581,685
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,412,267
				5,705,818
	Missouri – 1.1%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	236,086
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	796,733
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,884,812
3,385,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	4,207,115
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	251,559
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	472,146
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,116,810
3,000,000	MO Jt Muni Elec Utility Commn Pwr Proj Rev Ref, Ser A	5.00%	12/01/40	3,516,150
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth, Ser A	5.00%	11/15/32	1,410,204
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	966,075
685,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	803,299
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	172,856
3,500,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	3,521,210
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,208,917
				20,563,972
	Montana – 0.6%
1,080,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/35	1,197,288
2,395,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/40	2,595,725
770,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/31	1,037,559
1,105,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/32	1,480,910
1,165,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/33	1,553,364
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	868,494
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	160,137
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,434,520
				11,327,997
	Nebraska – 0.5%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,863,870
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	339,948
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	7,667,159
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	593,680
				10,464,657

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada – 0.6%
$750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	$915,930
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	2,038,243
1,010,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,067,408
2,000,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/29	2,483,240
275,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	341,589
400,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	418,228
120,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	124,460
145,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	152,836
185,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	196,387
255,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	271,509
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (b)	5.00%	07/15/27	378,677
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	370,086
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,165,773
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	336,298
1,075,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (b)	2.50%	06/15/24	1,085,352
				11,346,016
	New Hampshire – 0.2%
1,000,000	National Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj, Ser A-1, AMT (Mandatory put 07/01/24)	2.15%	09/01/25	1,057,280
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,273,588
				4,330,868
	New Jersey – 2.3%
1,345,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,588,068
2,000,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/28	2,579,300
1,500,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/29	1,968,420
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	561,956
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	556,410
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	415,555
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	569,846
1,000,000	NJ St Healthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,160,070
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(e)	12/15/25	1,225,835
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/28	198,450
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	2,250,220
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	630,715
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,755,859
400,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	417,324
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,591,380
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	122,742
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	276,888
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,246,580
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	4.00%	01/01/42	2,406,220
823,713	Prospect Park NJ, BANS	2.00%	11/10/21	833,705
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	638,585
1,750,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/34	2,225,143
1,850,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/37	2,326,893
5,505,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.25%	06/01/46	6,794,766

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$6,010,000	Tobacco Settlement Fing Corp NJ Ref, Subser B	5.00%	06/01/46	$7,165,783
				43,506,713
	New Mexico – 0.5%
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	355,121
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	246,575
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	384,555
1,500,000	Farmington NM Poll Control Rev Ref Pub Svc NM San Juan, Ser E (Mandatory put 06/01/24)	1.15%	06/01/40	1,538,205
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/33	667,598
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/34	441,694
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/35	352,245
450,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	460,332
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	241,049
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	254,551
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	268,880
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	282,693
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	402,288
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	1,024,666
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,134,520
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,536,338
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	581,064
				10,172,374
	New York – 6.2%
175,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/38	233,961
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	608,845
1,975,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,302,988
4,000,000	Met Transprtn Auth NY Rev Transptrn, Subser D-1	5.00%	11/15/39	4,481,920
1,500,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,544,685
3,200,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	3,365,312
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	923,118
2,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	3,210,900
3,550,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser DD-1	4.00%	06/15/37	4,212,537
915,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018, Ser FF	5.00%	06/15/39	1,160,183
5,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser GG	5.00%	06/15/39	5,962,750
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	5,079,010
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,175,990
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,791,375
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/36	1,667,763
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/40	6,634,783

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$4,000,000	New York City NY Transitional Fin Auth Rev Subordinate-Future Tax Secured, Ser C-1	4.00%	11/01/40	$4,700,120
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.30%	10/01/46	10,400,000
3,300,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/35	3,986,433
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	496,639
2,750,000	NY NY, Ser D-1	4.00%	03/01/42	3,261,170
3,500,000	NY NY, Ser D-1	4.00%	03/01/44	4,128,355
1,015,000	NY NY, Subser F-1	5.00%	04/01/36	1,271,836
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (b)	5.00%	12/01/25	356,304
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	92,389
9,000,000	NY St Dorm Auth St Personal Income Tax Rev Rans Subordinate, Ser B	5.00%	03/31/21	9,073,800
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,424,361
1,000,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	1,051,640
1,800,000	NY St Mtge Agy Homeowner Mtge Rev Var, Ser 142, AMT (a)	0.02%	10/01/37	1,800,000
2,000,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	2,373,040
2,720,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	3,417,517
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	560,345
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	533,639
5,000,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 198	5.25%	11/15/56	6,091,700
5,060,000	Suffolk Cnty NY, Ser I, TANS	2.00%	07/22/21	5,100,581
5,500,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	6,008,035
4,475,000	Utility Debt Securitization Auth NY Restructuring Bonds Ref	5.00%	12/15/33	5,442,405
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	439,260
				118,365,689
	North Carolina – 1.0%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	336,570
225,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/30	309,649
575,000	Charlotte-Mecklenburg NC Hosp Auth Healthcare Sys Rev Ref Carolinas Healthcare Sys, Ser A	5.00%	01/15/34	691,248
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	922,260
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,605,217
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,166,810
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,067,580
3,700,000	NC St Med Care Commn Healthcare Facs Rev Rex Healthcare, Ser A	4.00%	07/01/49	4,378,950
1,270,000	NC St Med Care Commn Hlth Care Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,528,369
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,664,535
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	697,227
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	517,414

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	$819,885
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	542,365
3,000,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/38	3,742,140
				19,990,219
	Ohio – 4.2%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	889,050
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	1,062,810
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	3,204,162
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	119,983
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	233,358
14,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	16,325,540
1,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Ser A-2, Class 1	5.00%	06/01/27	1,275,170
1,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	1,208,200
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	169,497
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,876,170
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,245,410
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,106,470
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref Ser A, AGM	5.00%	11/15/24	94,343
1,000,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	4.00%	11/15/37	1,210,770
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref Ser A, AGM	5.00%	11/15/24	494,130
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,481,126
650,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/37	690,014
1,500,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/44	1,588,230
700,000	Hamilton Cnty OH Healthcare Facs Rev Christ Hosp Proj	5.25%	06/01/27	739,410
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	414,476
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	332,398
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	502,759
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,176,860
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,226,448
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,272,350
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,786,600
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	688,620
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	485,428
655,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	783,550

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	$5,888,610
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	1,052,590
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,445,230
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,186,000
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,281,950
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,133,450
700,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	5.00%	02/01/35	909,062
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	197,759
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	425,792
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	600,475
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,349,660
1,880,000	OH St Univ Gen Recpts Spl Purpose, Ser A	5.00%	06/01/28	2,088,454
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,041,010
500,000	OH St Wtr Dev Auth Wtr Poll Control Rev, Ser B	5.00%	12/01/26	635,960
2,500,000	OH St, Ser T	5.00%	05/01/32	3,159,450
5,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	6,758,650
2,000,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (b)	6.50%	12/01/30	2,161,980
1,500,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (b)	7.00%	12/01/42	1,629,735
				80,629,149
	Oklahoma – 0.6%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	913,329
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	891,435
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,463,857
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,243,996
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,207,990
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,246,340
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,126,020
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	284,778
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,275,710
				11,653,455
	Oregon – 1.6%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	538,920
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	183,248
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	277,055
1,500,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/35	1,984,875
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/36	1,318,470
1,080,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/45	1,393,038
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,996,760
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,537,584
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,238,039
500,000	Oregon City OR	4.00%	06/01/37	591,370
1,060,000	Oregon City OR	4.00%	06/01/38	1,250,768

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$2,450,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/37	$3,097,976
1,500,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	1,809,465
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,979,650
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	6,190,676
				30,387,894
	Pennsylvania – 6.6%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/26	610,145
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,889,700
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,572,756
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	655,924
2,300,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,724,028
1,820,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,143,305
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,164,258
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,258,710
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	594,650
460,000	Berks Cnty PA Indl Dev Auth Healthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	535,215
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	842,082
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,185,807
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,353,045
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	472,731
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	836,091
2,000,000	Cmwlth Fing Auth PA Ref of 2020, Ser A, BAM	5.00%	06/01/31	2,686,040
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,192,810
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	505,370
500,000	Colonial PA Sch Dist	5.00%	02/15/36	589,885
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	361,365
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	322,021
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	355,830
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	59,009
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	76,711
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,310,896
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,144,760
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,882,340
250,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	280,905
635,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	703,834
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,360,219

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$100,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/32	$122,807
115,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/33	140,651
245,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/34	298,851
290,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/35	352,910
1,910,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/27	2,233,458
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	833,454
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	894,825
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	920,839
1,110,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/32	1,339,148
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	618,258
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,874,922
480,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	535,454
1,110,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,205,848
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	810,787
1,000,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/50	1,078,210
1,355,000	Lancaster PA Swr Auth Ref	5.00%	04/01/27	1,717,964
860,000	Lancaster PA Swr Auth Ref	4.00%	04/01/30	1,057,284
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	476,823
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	493,248
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,833,758
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,282,952
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	526,450
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	351,348
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	640,574
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	706,386
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,169,410
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,166,060
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	53,148
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	560,285
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	110,078
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	219,346
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	654,582
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	158,343
225,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	259,407
540,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	608,737
1,800,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,171,970
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	584,535
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,174,950
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,293,635
3,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	3,280,410
5,455,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,952,714
565,000	PA St Turnpike Commn Turnpike Rev Conv Cap Apprec, Subser E	6.38%	12/01/38	755,959
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,165,580

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	$6,046,412
2,500,000	PA St Turnpike Commn Turnpike Rev Ref, Subser B	5.00%	06/01/36	2,995,075
550,000	PA St Turnpike Commn Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	655,309
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	751,738
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	444,544
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev, BAM	5.00%	05/01/30	1,271,660
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	345,407
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,922,781
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,221,360
455,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/32	554,317
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,429,180
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,318,226
3,355,000	Philadelphia PA Ref, AGM	5.00%	08/01/30	4,193,280
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	617,155
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	633,860
225,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	285,237
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	851,212
500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/36	668,985
1,500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	1,963,230
100,000	Philadelphia PA, Ser B	5.00%	02/01/28	128,343
2,245,000	Philadelphia PA, Ser B	5.00%	02/01/36	2,844,550
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	4,270,926
1,885,000	Pittsburgh PA Sch Dist, Ser A, AGM	4.00%	09/01/34	2,265,563
310,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/31	420,171
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	404,331
400,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/33	536,480
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	274,093
1,835,000	Scranton PA Sch Dist	4.00%	12/01/42	2,128,086
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	456,318
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	469,806
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	296,825
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	355,410
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	295,275
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,304,230
				125,976,175
	Puerto Rico – 0.8%
9,023,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	9,932,518
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(e)	07/01/27	386,619
3,092,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(e)	07/01/29	2,641,094
2,753,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(e)	07/01/31	2,171,924
				15,132,155

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island – 0.3%
$150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	$190,729
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	403,037
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	288,066
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,310,872
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,678,387
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,913,758
				5,784,849
	South Carolina – 0.6%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,497,725
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,122,320
50,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	50,887
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,394,115
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,052,110
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	747,660
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,058,650
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	521,190
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	33,593
2,000,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/34	2,471,320
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	435,280
				11,384,850
	South Dakota – 0.2%
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	619,630
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	611,499
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,256,060
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	487,313
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	123,935
1,090,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,254,721
				4,353,158
	Tennessee – 0.8%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	318,588
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	233,376
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,051,339
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	350,600
1,245,000	Greeneville TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth Oblig Grp, Ser A	5.00%	07/01/33	1,356,054
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,082,418
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,607,320

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	$707,880
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	473,688
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	817,131
3,435,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,696,644
50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	53,833
2,660,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	3,287,813
				15,036,684
	Texas – 7.5%
930,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/31	1,261,350
975,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/32	1,313,978
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	555,639
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	699,584
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	697,865
875,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/36	1,075,874
230,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/28	301,930
2,685,000	Arlington TX Hgr Edu Fin Corp Edu Rev Lifeschool Dallas, Ser A	5.00%	08/15/31	3,045,300
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	513,149
1,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	1,263,810
3,870,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/39	4,867,879
155,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	172,131
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	1,087,182
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,787,834
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	678,624
305,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	347,718
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	421,390
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	655,470
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	1,002,269
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	526,540
1,030,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,094,900
4,425,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/33	5,664,000
2,365,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/35	3,015,801
1,000,000	El Paso TX Ref, Ser A	4.00%	08/15/34	1,232,560
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	611,555
455,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	463,549
2,235,000	Garland TX Indep Sch Dist Ref	5.00%	02/15/26	2,759,644
1,845,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/31	2,277,542
535,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/32	658,885
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,119,340
1,640,000	Harris Cnty TX Flood Control Dist Ref Flood Control Dist, Ser A	4.00%	10/01/37	1,947,894
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,304,842
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,177,824
1,500,000	Houston TS Utility Sys Rev Ref, Ser C	4.00%	11/15/35	1,886,160
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	104,777

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	$2,048,226
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	3,183,895
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,978,791
500,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/26	561,700
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,192,580
2,000,000	Houston TX Ref Pub Impt, Ser A	4.00%	03/01/33	2,200,540
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,213,180
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.63%	09/01/39	570,760
710,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	751,634
680,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (b)	4.20%	08/15/25	718,930
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,434,275
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	5.13%	09/01/38	1,356,899
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	615,030
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/28	1,307,190
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/29	668,200
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/30	663,635
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/31	1,323,340
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/32	659,445
700,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	846,258
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	657,215
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/34	653,730
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	492,320
610,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	749,287
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/40	1,222,760
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	468,057
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,304,618
1,450,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,773,800
4,000,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/38	4,309,960
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,705,468
170,000	N TX Tollway Auth Rev Ref Second Tier, Ser B	5.00%	01/01/29	223,800
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,693,200
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	298,763
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,552,000
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,313,676

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	$259,925
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A (c)	5.00%	04/01/29	509,885
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	519,054
700,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/42	715,309
1,870,000	Northside TX Indep Sch Dist Sch Bldg, Ser A	4.00%	06/01/29	1,959,087
1,500,000	Pine Tree TX Indep Sch Dist Ref	5.00%	02/15/28	1,960,350
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	524,299
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,225,525
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	906,923
1,635,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	2,059,070
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	662,670
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,118,954
1,180,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	1,289,575
575,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	692,829
1,025,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/28	1,323,982
250,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	328,620
3,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	3,657,090
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	984,621
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,580,303
1,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	1,200,290
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	1,012,862
4,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/38	4,819,320
4,975,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/44	6,026,765
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	296,685
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	185,127
125,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/28	153,026
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,924,310
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,270,310
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,797,058
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	602,750
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	173,800
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	140,161
				143,188,486
	Utah – 0.9%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,431,293
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,650,768
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,680,966
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,815,834
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	472,240
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	379,428
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (b)	5.00%	06/15/49	1,692,316
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	6,084,536

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,145,000	UT St Transit Auth Sales Tax Rev Ref, Subser A	5.00%	06/15/35	$1,381,202
				16,588,583
	Vermont – 0.4%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	639,029
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	799,355
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	634,286
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Variable-Casella Wst Sys Inc, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	2,311,400
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,986,350
				7,370,420
	Virginia – 0.9%
1,000,000	Amelia Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Ref Waste Mgmt Pj, AMT (Mandatory put 04/01/21)	3.00%	04/01/27	1,004,630
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,175,610
1,350,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (c)	4.00%	01/01/29	1,406,984
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (c)	5.00%	01/01/49	1,058,610
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (c)	5.25%	01/01/54	1,067,650
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,455,280
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,184,650
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,826,099
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,160,170
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,399,280
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	317,413
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,947,594
				17,003,970
	Washington – 1.8%
1,235,000	Benton Cnty WA Pub Utility Dist #1 Ref	4.00%	11/01/36	1,430,377
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,340,220
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,500,087
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,472,663
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,744,005
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (b)	5.00%	01/01/32	610,730
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,540,990
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	296,420
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	117,389
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	629,930
1,850,000	WA St Healthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,267,378
1,625,000	WA St Healthcare Facs Auth Ref Overlake Hosp Med Ctr, Ser B	5.00%	07/01/31	2,017,242
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	605,651
35,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/22	36,517
50,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/28	53,036

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$1,000,000	WA St Hsg Fin Commn Transforming Age Proj, Ser A (b)	5.00%	01/01/44	$1,093,530
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,945,975
1,100,000	WA St, Ser 2020A	5.00%	08/01/35	1,458,611
3,000,000	WA St, Ser 2020A	5.00%	08/01/44	3,881,520
4,000,000	WA St, Ser B	5.00%	02/01/36	4,689,920
2,425,000	WA St, Ser D	5.00%	02/01/30	3,046,770
				34,778,961
	West Virginia – 0.4%
2,250,000	Roane Cnty Bldg Commn WV Ref Roane General Hosp, BANS	2.55%	11/01/21	2,253,172
4,200,000	WV St Hosp Fin Auth Impt, W Va Univ Hlth Sys Oblig Grp, Ser A, AGM	4.00%	06/01/51	4,779,600
				7,032,772
	Wisconsin – 2.4%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	995,354
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,514,609
1,050,000	Milwaukee WI Ref Promissory Nts, Ser N-4	5.00%	04/01/29	1,386,882
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (b)	5.00%	06/15/54	1,534,995
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Academy Las Vegas Proj, Ser A (b)	5.00%	07/01/40	547,565
1,315,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	1,396,096
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	1,384,650
1,735,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,879,491
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,882,240
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/47	1,077,690
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,075,190
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	517,718
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,179,870
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,519,588
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	2,378,240
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	686,946
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (b)	5.00%	09/01/49	1,505,260
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	1,086,780
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,580,436
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	109,412
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,416,755
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,206,480
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	2,085,679
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	1,147,560
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	536,880
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	574,790
1,500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B2 (Mandatory put 02/15/27)	5.00%	02/15/51	1,825,200
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,340,464

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	$198,777
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	816,319
800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	928,528
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	465,024
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,374,440
2,500,000	WI St, Ser B	4.00%	05/01/31	3,016,525
				46,172,433
	Wyoming – 0.0%
250,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/29	308,737
500,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/34	617,505
				926,242

Total Investments – 98.5%	1,888,187,410
(Cost $1,776,583,395) (f)
Net Other Assets and Liabilities – 1.5%	29,023,528
Net Assets – 100.0%	$1,917,210,938

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	74	Mar 2021	$ (12,485,188)	$375
U.S. Treasury Ultra 10-Year Notes	Short	250	Mar 2021	(38,457,031)	64,672
Total Futures Contracts				$(50,942,219)	$65,047

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $88,363,853 or 4.6% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Zero coupon bond.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $112,089,093 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $420,031. The net unrealized appreciation was $111,669,062. The unrealized amounts presented are inclusive of derivative contracts.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
TANS	Tax Anticipation Notes

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,888,187,410	$ —	$ 1,888,187,410	$ —
Futures Contracts	65,047	65,047	—	—
Total	$ 1,888,252,457	$ 65,047	$ 1,888,187,410	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$270,000	$102.23	$270,000	$276,021	0.02%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	09/04/18	800,000	111.75	807,231	894,024	0.06
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	111.79	1,004,301	1,117,870	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	105.19	1,290,000	1,356,899	0.10
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	175,000	102.97	175,000	180,191	0.01
				$3,546,532	$3,825,005	0.27%